Earnings Per Share & Pro Forma Earnings Per Share - Pro Forma Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic:
Pro forma net income attributable to common stock, basic					$ 1,820	$ 291	$ 8,767	$ 951				$ 11,829
Pro forma net income attributable to common stock (in shares)												19,721,000
Pro forma net income attributable to common stock (in dollars per share)					$ 0.05	$ 0.02	$ 0.60	$ 0.06				$ 0.60
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	(74)	0	0	0					(74)	0	0	0
Dilutive effect of potential common shares issuable (in shares)	365,000	420,110	317,000	146,619					425,000	240,000	240,000	3,000
Diluted:
Pro forma net income attributable to common stock, diluted												$ 11,829
Pro forma net income attributable to common stock, diluted (in shares)												19,724,000
Pro forma net income attributable to common stock, diluted (in dollars per share)					$ 0.05	$ 0.02	$ 0.60	$ 0.06				$ 0.60